Acquisition of IPA Europe - Additional Information (Details) - IPA Europe $ in Thousands, € in Millions	Apr. 05, 2018 EUR (€) shares	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)	Apr. 05, 2018 CAD ($) shares
Disclosure Of Business Combinations [Line Items]
Business acquisition, purchase consideration	€ 7.0
Cash	2.5				$ 4,000
Deferred acquisition payments	€ 2.0	$ 0	$ 498	$ 1,894
Period of deferred acquisition payments	3 years
Deferred acquisition payments discount rate	14.00%
Deferred payments paid through cash and equity	€ 0.7
Common Shares
Disclosure Of Business Combinations [Line Items]
Number of common shares issued | shares	1,320,080				1,320,080